Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 269,168		£ 255,421
Off-balance sheet commitments	18,574		19,583
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,248		10
Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,456		3,781
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	72,614		91,177
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,109		10,784
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	3,248		10
Debt instruments measured at FVOCI | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,218		8
Gross carrying/nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,592		19,614
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	492,408		432,006
Gross carrying/nominal amount | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,456		3,781
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	73,717		92,331
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,013		25,394
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	55,004		56,087
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – financial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,700		10,850
Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,152		10,789
Gross carrying/nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	269,755		202,137
Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	29,248		41,188
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(18)		(31)
Allowance for ECL | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,370)		(1,240)
Allowance for ECL | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0		0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,103)		(1,154)
Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(55)		(163)
Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(937)		(964)
Allowance for ECL | Loans and advances to customers at amortised cost | – financial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(111)		(27)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(43)		(5)
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(137)		(9)
Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(24)		(19)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	131,697		126,677
Gross exposure	491,038		430,766
IFRS 9 | – asset held for sale
Disclosure of financial assets [line items]
Financial assets	107	$ 23,072	0
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	31,426		39,814
IFRS 9 | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	126,390		115,640
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	5,307		11,037
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	72,614		91,177
IFRS 9 | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	5,958		25,231
IFRS 9 | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	54,067		55,123
IFRS 9 | Loans and advances to customers at amortised cost | – financial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,589		10,823
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,109		10,784
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	269,618		202,128
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	131,433		108,482
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,285		346
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	53,949		54,448
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,248		10
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	31,426		39,814
IFRS 9 | Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets	55,631		38,842
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets [line items]
Financial assets	360,624		305,257
Off-balance sheet commitments	131,784		126,749
Gross exposure	492,408		432,006
IFRS 9 | Gross carrying/nominal amount | – asset held for sale
Disclosure of financial assets [line items]
Financial assets	107	23,205	0
IFRS 9 | Gross carrying/nominal amount | Financial assets at amortised cost | – asset held for sale
Disclosure of financial assets [line items]
Financial assets	23,205		0
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	31,450		39,833
IFRS 9 | Gross carrying/nominal amount | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	126,457		115,695
IFRS 9 | Gross carrying/nominal amount | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,116		2,269
IFRS 9 | Gross carrying/nominal amount | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	68,441		63,352
IFRS 9 | Gross carrying/nominal amount | Loans and other credit related commitments | – financial
Disclosure of financial assets [line items]
Off-balance sheet commitments	55,900		50,074
IFRS 9 | Gross carrying/nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	5,327		11,054
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	23		26
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	3,415		9,894
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – financial
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,889		1,134
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	73,717		92,331
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	6,013		25,394
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	55,004		56,087
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – financial
Disclosure of financial assets [line items]
Financial assets	12,700		10,850
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	73,717		92,331
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,013		25,394
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	55,004		56,087
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – financial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,700		10,850
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,152		10,789
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,152		10,789
IFRS 9 | Gross carrying/nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets			202,137
IFRS 9 | Gross carrying/nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	269,755		202,137
IFRS 9 | Gross carrying/nominal amount | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	131,434		108,482
IFRS 9 | Gross carrying/nominal amount | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,285		346
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements-non trading
Disclosure of financial assets [line items]
Financial assets	33,684		30,005
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	53,949		54,448
IFRS 9 | Gross carrying/nominal amount | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,248		10
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	31,450		39,833
IFRS 9 | Gross carrying/nominal amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	492,408		432,006
IFRS 9 | Gross carrying/nominal amount | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	269,755		202,137
IFRS 9 | Gross carrying/nominal amount | Government Certificates Of Indebtedness [Member] | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0		0
IFRS 9 | Gross carrying/nominal amount | Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets	55,634		38,851
IFRS 9 | Gross carrying/nominal amount | Prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	55,634		38,851
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,283)		(1,168)
Off-balance sheet commitments	(87)		(72)
Gross exposure	(1,370)		(1,240)
IFRS 9 | Allowance for ECL | – asset held for sale
Disclosure of financial assets [line items]
Financial assets	0	$ (133)	0
IFRS 9 | Allowance for ECL | Financial assets at amortised cost | – asset held for sale
Disclosure of financial assets [line items]
Financial assets	(133)		0
IFRS 9 | Allowance for ECL | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(24)		(19)
IFRS 9 | Allowance for ECL | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(67)		(55)
IFRS 9 | Allowance for ECL | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0		(1)
IFRS 9 | Allowance for ECL | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(62)		(48)
IFRS 9 | Allowance for ECL | Loans and other credit related commitments | – financial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(5)		(6)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(20)		(17)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0		0
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(19)		(16)
IFRS 9 | Allowance for ECL | Financial guarantees | – financial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)		(1)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,103)		(1,154)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	(55)		(163)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	(937)		(964)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – financial
Disclosure of financial assets [line items]
Financial assets	(111)		(27)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,103)		(1,154)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(55)		(163)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(937)		(964)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – financial | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(111)		(27)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(43)		(5)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(43)		(5)
IFRS 9 | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets			(9)
IFRS 9 | Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(137)		(9)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)		0
IFRS 9 | Allowance for ECL | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0		0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0		0
IFRS 9 | Allowance for ECL | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0		0
IFRS 9 | Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(24)		(19)
IFRS 9 | Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,370)		(1,240)
IFRS 9 | Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(137)		(9)
IFRS 9 | Allowance for ECL | Government Certificates Of Indebtedness [Member] | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0		0
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets	(3)		(9)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ (3)		£ (9)